Stock-Based Compensation - Weighted Average Assumptions Used in the Black-Scholes Option-pricing Model for Stock Options (Details) - Options	12 Months Ended
Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)	5 years 9 months 18 days
Risk-free interest rate	0.40%
Expected volatility	45.60%
Expected dividend yield	0.00%